Net Income Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Convertible Debt Securities
Computation Of Earnings Per Share Line Items
Anti-dilutive securities excluded for computation of earning per share			95,286,195	168,880,040	40,125,864	8,125,954	38,788,711
Incremental weighted average shares from exercise of share options	18,332,960	44,881,186
Incremental weighted average shares from nonvested shares using treasury stock method		57,408
Incremental weighted average shares from conversion of convertible notes		3,457,805